Investment Strategy - SMI 3Fourteen Full-Cycle Trend ETF	Apr. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and typically owns 20 domestic stocks that are normally included in the S&P 500 Index (“S&P 500”). The stocks are chosen using a Full-Cycle Trend (“FCT”) strategy developed by an affiliate of the Adviser, 3Fourteen Research, LLC (“3Fourteen”). The FCT strategy is based on a proprietary model developed by 3Fourteen that selects stocks based on quality stock screens and trend factors such as return on capital and cash flow stability, earnings growth, return on investment, momentum, linear regression and trend analysis. The FCT strategy is used to create a model portfolio of stocks, which is published in a monthly newsletter issued by 3Fourteen and is available to subscribers to 3Fourteen’s newsletter, including the Adviser. The model portfolio is used by the Adviser to create the Fund’s portfolio of stocks. Each month, when the FCT model portfolio is updated, the Fund’s portfolio will be rebalanced and the Adviser will use its discretion regarding additional rebalancing during the month. At the Adviser’s discretion, the implementation of the FCT strategy and the model portfolio with respect to the Fund may or may not vary from 3Fourteen’s published version of the model portfolio in the following ways: the number of securities owned, the security types, and the timing of buys and sells for the Fund. Potential reasons for deviation from the model may include, but are not limited to, compliance to concentration limits imposed by the Investment Company Act of 1940 (the “1940 Act”), and atypical volatility of a stock immediately after the model has been published.

The Fund seeks to identify and hold stocks that the Adviser believes can outperform the S&P 500 over the entire market cycle (i.e. a period including both a bull market and a bear market).The Adviser believes that FCT’s systematic investment approach may generate returns that exceed the return of the S&P 500, and achieve the Fund’s investment objective of seeking long-term capital appreciation, and constantly monitors the performance of its universe of individual stocks and invests the Fund’s assets into the stocks deemed to be most attractive at the time of analysis.

The Fund’s investment strategies may involve active and frequent trading resulting in high portfolio turnover.

The Fund is classified as “non-diversified” for purposes of the 1940 Act, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.